Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Significant subsidiaries

Name	Country of incorporation	Principal activity	Nevsun’s effective interest

Nevsun Africa (Barbados) Ltd.	Barbados	Holding company	100%
Bisha Mining Share Company	Eritrea	Mining	60%
Rakita Exploration d.o.o. Beograd	Serbia	Project	100% of Upper Zone and 60.4% of Lower Zone